Share-based compensation - Schedule of share-based compensation (Details) - USD ($)		3 Months Ended				6 Months Ended
		Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2026	Jun. 30, 2025
Share-based compensation - Schedule of share-based compensation (Details) [Line Items]
Share-based compensation		$ 13,449		$ 849,584		$ 905,506	$ 1,140,856
Share options [member]
Share-based compensation - Schedule of share-based compensation (Details) [Line Items]
Share-based compensation	[1]	1,035		416,978		140,802	674,287
RSUs [Member]
Share-based compensation - Schedule of share-based compensation (Details) [Line Items]
Share-based compensation	[2]	$ 12,414	[1]	$ 432,606	[1]	$ 764,704	$ 466,569

[1]	Includes $1,035 and $416,978 share-based compensation from Unbuzzd for the six months ended June 30, 2026, and 2025, respectively.
[2]	Includes $3,454 and $Nil share-based compensation from Unbuzzd for the three months ended June 30, 2026, and 2025, respectively.